Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 4) (Postretirement Benefits Other than Pensions [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Postretirement Benefits Other than Pensions [Member]
Net pension costs
Service cost	$ 3,495	$ 3,532	$ 3,391
Interest cost	15,580	16,066	15,695
Amortization of actuarial losses	2,505	1,304	276
Amortization of prior service credit	(657)	(656)	(656)
Net pension costs	20,923	20,246	18,706
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	(3,965)	11,067	34,241
Amortization of actuarial losses	(2,505)	(1,304)	(276)
Amortization of prior service credit	657	656	656
Total recognized in Cumulative other comprehensive loss	(5,813)	10,419	34,621
Total recognized in net periodic benefit cost and cumulative other comprehensive loss	$ 15,110	$ 30,665	$ 53,327